Operating Lease Liabilities	12 Months Ended
Mar. 31, 2026
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

Note 17 — OPERATING LEASE LIABILITIES

The Company entered into various non-cancellable operating lease agreements for certain leasehold properties. The Company determines if an arrangement is a lease, or contains a lease, at inception and record the lease in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The lease terms may include one or more options to extend the lease terms, for periods from one to three years, when it is reasonably certain that the Company will exercise that option.

As of March 31, 2026, the options to extend the leases were recognized as ROU assets — operating leases and operating lease liabilities on the consolidated balance sheets. The Company has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at lease inception.

Future operating lease payments, excluding short-term leases, as of March 31, 2025 and 2026, are detailed as follows:

	As of March 31,
	2025	2026	2026
Operating leases	S$	S$	US$
2026	1,560,506	—	—
2027	1,286,161	1,532,127	1,187,628
2028	1,001,379	1,223,803	948,631
2029	632,677	926,460	718,145
2030	397,773	575,374	446,001
Thereafter	502,591	640,591	496,554
Total future lease payment	5,381,087	4,898,355	3,796,959
Less: Imputed interest	(719,672)	(570,260)	(442,036)
Present value of operating lease liabilities	4,661,415	4,328,095	3,354,923
Less: Current portion	(1,298,058)	(1,513,298)	(1,173,033)
Long-term portion of lease liabilities	3,363,357	2,814,797	2,181,890

The following table shows the weighted-average lease terms and discount rates for operating leases:

	2025	2026
Weighted average remaining lease term (Years)
Operating leases	3	4

Weighted average discount rate (%)
Operating leases	6%	6%